CASH AND RESTRICTED CASH EQUIVALENT	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH EQUIVALENT

Note 4 - CASH AND RESTRICTED CASH EQUIVALENT:

The following table provides a reconciliation of cash and restricted deposits reported on the balance sheets that sum to the same total amount as shown in the statements of cash flows:

	December 31
	2023	2022
	U.S. dollars in thousands
Cash	6,672	20,569
Restricted deposits (1)	-	224
Total cash and restricted cash equivalent shown in the statement of cash flows	6,672	20,793

(1)	As of December 31, 2022, the Company’s restricted deposits consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as security for collateralizing the Company’s lease contracts.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)